Note 8 - Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2020	December 31, 2019
RBL Capital Group, LLC	$9,431,157	$9,431,157
SBA Loan - EIDL	159,899	-
SBA Loan - PPP	491,493	-
Subtotal	10,082,549	9,431,157
Less: deferred loan costs	(138,944)	(179,610)
Subtotal	9,943,605	9,251,547
Less: current portion	(1,330,018)	(909,086)
Long term debt	$8,613,587	$8,342,461

Schedule of Maturities of Long-term Debt [Table Text Block]
2021	1,330,018
2022	8,574,057
2023	5,514
2024	5,514
2025	167,446
Balance December 31, 2020	$10,082,549